Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
(Return) loss on plan assets (excluding amounts included in net interest expense)	$ (6,228)	$ 40,196
Actuarial losses (gains) arising from changes in financial assumptions	7,045	(48,960)
Actuarial (gains) losses arising from experience adjustments	(1,876)	255
Defined benefit gain related to remeasurement	(1,059)	(8,509)
Total pension cost	$ 5,345	$ 2,748